Combined Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 619,787	$ 360,679
Restricted cash	58,296	11,167
Accounts receivable (net of allowance for doubtful accounts of $20,639 and $22,537, respectively)	423,013	358,260
Deferred costs	179,288	546,657
Other current assets	248,110	350,712
Total current assets	1,528,494	1,627,475
Property, buildings and equipment, net	629,904	693,033
Intangible assets, net	3,649,903	3,989,630
Finance lease right-of-use assets, net	248,549	266,258
Operating lease right-of-use assets, net	64,603	75,091
Goodwill	8,441,993	8,444,400
Investments	101,215	78,486
Other assets	447,121	216,720
Total assets	15,111,782	15,391,093
Current liabilities:
Accounts payable	246,350	213,959
Accrued liabilities	670,232	422,281
Current portion of long-term debt	26,977	22,833
Current portion of finance lease liabilities	15,582	10,299
Current portion of operating lease liabilities	17,028	17,089
Deferred revenue	416,695	673,357
Other current liabilities	20,929	28,285
Total current liabilities	1,413,793	1,388,103
Long-term debt	2,735,305	2,716,638
Long-term finance lease liabilities	235,959	253,610
Long-term operating lease liabilities	52,466	64,585
Deferred tax liabilities	360,546	425,609
Other long-term liabilities	170,849	91,265
Total liabilities	4,968,918	4,939,810
Commitments and contingencies (Note 21)
Redeemable non-controlling interests	21,864	11,594
Stockholders' equity:
Additional paid-in capital	4,385,297	4,244,537
Accumulated other comprehensive loss	(2,548)	(332)
Accumulated deficit	(291,728)	(135,227)
Total TKO Group Holdings, Inc. stockholders' equity	4,091,023	4,108,980
Nonredeemable non-controlling interests	6,029,977	6,330,709
Total stockholders' equity	10,121,000	10,439,689
Total liabilities, redeemable non-controlling interests and stockholders' equity	15,111,782	15,391,093
Common Class A [Member]
Stockholders' equity:
Common stock	1	1
Common Class B [Member]
Stockholders' equity:
Common stock	$ 1	$ 1